Unpaid claims - Incurred Claims (Details) $ in Thousands	Dec. 31, 2020 USD ($) claim	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Claims Development [Line Items]
Cumulative incurred claims	$ 1,552,841	$ 962,373	$ 552,456
Total IBNR	$ 103,976
Number of reported claims | claim	4,359,205
2018 and prior
Claims Development [Line Items]
Cumulative incurred claims	$ 549,649	549,678	$ 552,456
Total IBNR	$ 2
Number of reported claims | claim	1,737,684
2019
Claims Development [Line Items]
Cumulative incurred claims	$ 399,009	$ 412,695
Total IBNR	$ 1,130
Number of reported claims | claim	1,188,472
2020
Claims Development [Line Items]
Cumulative incurred claims	$ 604,183
Total IBNR	$ 102,844
Number of reported claims | claim	1,433,049